Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Customer deposits [abstract]
Savings accounts	€ 336,392	€ 326,864
Credit balances on customer accounts	256,636	224,022
Corporate deposits	15,941	22,329
Other	548	1,140
Customer deposits	€ 609,517	€ 574,355